Leases (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 01, 2024	Sep. 10, 2021 ft²
Leases
Area of lease (in square feet) | ft²								7,350
Initial term (in years)								2 years 9 months
Lease extended							3 months
Operating lease costs during the period	$ 99,284	$ 80,633	$ 189,631	$ 160,999	$ 340,303	$ 321,238
Cash payments included in the measurement of operating lease liabilities during the period			114,660	$ 111,132	$ 224,616	$ 218,148
Operating lease liabilities arising from obtaining lease right-of-use assets during the period			$ 56,462
Weighted-average remaining lease term (in years) as of period-end	2 months 1 day	11 months 1 day	2 months 1 day	11 months 1 day	5 months 1 day	1 year 5 months 1 day
Weighted-average discount rate during the period	9.20%	6.85%	9.20%	6.85%	6.85%	6.85%
Month-to-month lease arrangements	$ 46,458	$ 21,786	$ 86,230	$ 59,850	$ 138,004	$ 118,939
Common area maintenance charges	20,490	40,074	40,980	59,528	89,981	101,958
Maturities of the operating lease liability
2024 (remaining six months)	38,220		38,220
Minimum lease payments	38,220		38,220		95,550
Less imputed interest	(435)		(435)		(1,615)
Present value of operating lease liability, representing current portion of operating lease liability	37,785		37,785		93,935
Research and development
Leases
Operating lease costs during the period	74,761	38,163	141,618	90,579	210,189	190,047
General and administrative
Leases
Operating lease costs during the period	$ 24,523	$ 42,470	$ 48,013	$ 70,420	$ 130,114	$ 131,191